Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Net deferred tax asset	$ 60,632	$ 50,500
Non-current deferred tax assets	67,802	55,567
Non-current deferred tax liabilities	7,170	$ 5,067
Temporary differences related to investments in foreign subsidiaries	210,825
Tax Year 2009 to 2016
Income Taxes [Line Items]
Estimate of possible loss	$ 177,000